Trade Accounts and Other Receivables - Summary of Trade Accounts and Other Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Text block 1 [Abstract]
Accounts and notes receivables	¥ 2,672,434	¥ 2,757,412
Other receivables	1,149,679	870,398
Allowance for doubtful accounts	(32,684)	(41,679)
Total	¥ 3,789,429	¥ 3,586,130